Film Related Obligations - (Cumulative Minimum Guaranteed Payments of IP Credit Facility) (Details) - LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	Mar. 31, 2024	Sep. 29, 2022
Debt Instrument [Line Items]
November 14, 2023	$ 44.5
November 14, 2024	888.7
November 14, 2025	0.0
November 14, 2026	0.0
July 30, 2027	$ 715.0
Secured Debt | IP Credit Facility
Debt Instrument [Line Items]
November 14, 2023		$ 30.4
November 14, 2024		60.7
November 14, 2025		91.1
November 14, 2026		121.4
July 30, 2027		$ 161.9